Acquisitions - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Costs related to acquisition activities		$ 7.3		$ 3.9
Acquisition-related costs for potential acquisitions			$ 0.2	1.7
Business combination, purchase price adjustment		$ 0.0	$ 0.0	2.7
PCI
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 314.7
Cash acquired	11.4
Portion of consideration paid consisting of borrowings	220.0
Percent of revenue contributed by acquiree as if combination occurred at beginning of period		10.00%
Percent of net earnings contributed by acquiree as if combination occurred at beginning of period		10.00%
Customer intangible assets acquired	$ 17.0
Costs related to acquisition activities		$ 4.8
PCI | Customer Intangible Assets
Disclosure of detailed information about business combination [line items]
Customer intangible assets acquired, useful life	10 years
Impakt
Disclosure of detailed information about business combination [line items]
Adjustment of acquisition costs related to indirect tax liabilities recognized		$ 1.2
Acquisition cost related to the subsequent re-measurement of indemnification assets				$ 2.2